Revenue - Summary of Revenue (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Revenues [abstract]
Revenue from sale of copper	$ 321,082	$ 350,522
Revenue from sale of Molybdenum concentrate	31,161	26,589
Revenue from sale of Silver	3,674	3,713
Revenue from sale of settlement receivables	(419)	(10,679)
Revenue from sale of goods	355,498	370,145
Less: Treatment and refining costs	(26,335)	(26,275)
Revenue	$ 329,163	$ 343,870